Schedule of Employee Defined Benefits Obligation and plan Assets (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Retirement Benefits [Abstract]
Defined benefit obligation at the beginning of the year	$ 11,012	$ 9,337	$ 9,337	$ 9,500
Interest on defined obligation	51	50	213	129
Current service cost	173	159	655	678
Contributions by plan participants			444	476
Translation (gain) loss			534	(20)
Benefits paid			(289)	(1,095)
Actuarial loss arising on projected benefit obligation			118	(331)
Defined benefit obligation at the end of the year			11,012	9,337
Fair value of plan assets at the beginning of the year	$ 8,818	$ 7,761	7,761	7,353
Actual return on plan assets			(68)	457
Contributions by the employer			530	569
Contributions by plan participants			444	476
Benefits paid			(289)	(1,095)
Translation loss			440	1
Fair value of plan assets - at the end of the year			8,818	7,761
Funded status at end of the year			$ (2,194)	$ (1,576)